Note 5 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Jun. 30, 2023 USD ($)
2024	$ 10,950,000
2025	13,150,000
2026	7,140,000
2027	29,970,000
Thereafter	16,825,000
Total	$ 78,035,000